5. Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents
Cash and Cash Equivalents

	12.31.2018	12.31.2017
Cash and bank accounts	167,728	157,470
Financial investments with immediate liquidity	1,780,681	882,605
	1,948,409	1,040,075